Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 lease	Dec. 31, 2023 vessel	Dec. 31, 2023 floating_storage_unit	Dec. 31, 2022 USD ($) lease vessel	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Sep. 30, 2018
Capital Leased Assets [Line Items]
Number of vessels			10	42
Estimated unguaranteed residual value of leased properties		$ 335,841				$ 284,277
Initial direct costs		167				200
Direct Financing Lease, Deferred Selling Profit						410,549
Net Investment in Lease, Nonaccrual, No Allowance		699,411				512,887
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss		9,700				26,200	$ 34,000	$ 30,177
Net Investment in Lease, after Allowance for Credit Loss		689,711
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Total						486,687
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current		(20,572)				(16,335)
Net Investment in Lease, after Allowance for Credit Loss, Noncurrent		669,139
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent, Total		669,139				470,352
2023		83,700
2024		83,600
2025		82,300
2026		83,600
2027		78,900
Thereafter		612,700
Total lease payments to be received						$ 638,959
Number of direct financing and sales-type leases | lease			4			3
Sales-type and Direct Financing Leases, Lease Receivable		1,024,763
Sales-type and Direct Financing Lease, Deferred Selling Profit		$ 661,360
Number of direct financing and sales-type leases | lease			4			3
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel				0
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels			9	9		9
LNG Carriers [Member] | Direct Financing Lease
Capital Leased Assets [Line Items]
Number of vessels | vessel				2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel				2
Operating lease arrangement period, lessor (in years)	20 years
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit					1
Term of charter contract (in years)	21 years								21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Seapeak Creole
Capital Leased Assets [Line Items]
Sales-type Lease, Selling Profit (Loss)	$ 43,800
Length of charter contract (in years)	23 years
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease			2
Number of direct financing and sales-type leases | lease			2
Teekay Tangguh Joint Venture | Seapeak LLC
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease			1
Number of direct financing and sales-type leases | lease			1